Revenue, government financing for research expenditures and sales - Disclosure of change in deferred revenue and collaboration liabilities (Details) € in Thousands, $ in Thousands			1 Months Ended	6 Months Ended
	Jun. 17, 2022 EUR (€)	Jun. 17, 2022 USD ($)	Mar. 31, 2023 EUR (€) target_option	Jun. 30, 2023 EUR (€) preclinicalMolecules	Jun. 30, 2022 EUR (€)	Dec. 19, 2022 target_option
2015 monalizumab agreement, with AstraZeneca
Collaboration Liabilities, Roll Forward [Abstract]
Milestone payment received	€ 47,687	$ 50,000
Agreement with Sanofi, 2022
Collaboration Liabilities, Roll Forward [Abstract]
Milestone payment received			€ 25,000
Payments for target options			€ 5,000	€ 5,000
Number of target options | target_option			2			2
Number of preclinical molecules | preclinicalMolecules				2
Revenues from contract liabilities, period				3 years
Payments for research work			€ 1,500	€ 1,400
Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period				14,481	€ 37,912
Revenue for the six months period/Deductions				(9,675)	(34,075)
Contract liabilities at end of period				11,024	17,427
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period				14,481	37,912
Contract liabilities at end of period				11,024	17,427
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period				14,481	20,159
Increase in deferred revenue/Additions					47,687
Revenue for the six months period/Deductions				(9,503)	(16,440)
Transfer from / (to) collaboration liabilities				(283)	(34,094)
Contract liabilities at end of period				4,696	17,312
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period				14,481	20,159
Contract liabilities at end of period				4,696	17,312
Deferred revenue | Agreement with Sanofi, 2022
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period				0
Increase in deferred revenue/Additions				6,500
Revenue for the six months period/Deductions				(172)
Contract liabilities at end of period				6,328
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period				0
Contract liabilities at end of period				6,328
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period				63,211	40,415
Contract liabilities at end of period				56,058	73,121
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period				63,211	40,415
Additions	34,335	36,000		283	38,568
Deductions				(7,436)	(5,862)
Contract liabilities at end of period				€ 56,058	€ 73,121
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca | PACIFIC-9
Collaboration Liabilities, Roll Forward [Abstract]
Additions	34,335	$ 36,000
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca | Exchange rate fluctuations
Collaboration Liabilities, Roll Forward [Abstract]
Additions	€ 3,700